Schedule V (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
SEC Schedule, 12-09, Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at beginning of period	$ 115	$ 206
Charged to costs and expenses	939	11
Deductions	(21)	(102)
Balance at end of period	1,033	115
Allowance for credit losses on debt securities
SEC Schedule, 12-09, Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at beginning of period	9	14
Charged to costs and expenses	36	11
Deductions	(22)	(16)
Balance at end of period	23	9
Allowances for credit losses on mortgage and other loans
SEC Schedule, 12-09, Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at beginning of period	94	179
Charged to costs and expenses	0	0
Deductions	1	(85)
Balance at end of period	95	94
Allowance for credit losses on reinsurance recoverable
SEC Schedule, 12-09, Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at beginning of period	12	13
Charged to costs and expenses	3	0
Deductions	0	(1)
Balance at end of period	15	12
Valuation allowance on deferred tax asset
SEC Schedule, 12-09, Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at beginning of period	0	0
Charged to costs and expenses	900	0
Deductions	0	0
Balance at end of period	$ 900	$ 0